Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 3,809,528	$ 3,807,035	$ 162,085
Less: accumulated depreciation	(1,827,527)	(430,608)	(42,469)
Property and equipment, net	1,982,001	3,376,427	119,616
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	248,240	245,747	$ 162,085
Robot assets [Member]
Property, Plant and Equipment [Line Items]
Total	$ 3,561,288	$ 3,561,288